Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information
21.	Segmented Information

APUC has two operating segments: APCo which owns or has interests in renewable energy facilities and thermal energy facilities and Liberty Utilities which owns and operates utilities in the United States of America providing water, wastewater and local electric distribution services.

Within APCo there are three divisions: Renewable Energy, Thermal Energy and Development. The Renewable Energy division operates the Company’s hydro-electric and wind power facilities. The Thermal Energy division operates co-generation, energy from waste, steam production and other thermal facilities. The Development division develops the Company’s greenfield power generation projects as well as any expansion of the Company’s existing portfolio of renewable energy and thermal energy facilities.

Effective July 2011, the Company changed its operational segments within Liberty Utilities to be aggregated and reported by geography territory. As a result Liberty Utilities reports results under Liberty Utilities (West) Region (currently consisting of Calpeco) and Liberty Utilities (South) Region (currently consisting of Liberty Water). No changes in the aggregation of segmented financial information were required as a result of this change. As additional utilities are acquired, additional reportable segments by geographic territory may be added.

Operational segments

APUC’s reportable segments are APCo - Renewable Energy, APCo - Thermal Energy and Liberty Utilities (South) and Liberty Utilities (West). The development activities of APCo are reported under Renewable Energy or Thermal Energy as appropriate. For purposes of evaluating divisional performance, the Company allocates the realized portion of the loss on financial instruments to specific divisions. This allocation is determined when the initial foreign exchange forward contract is entered into. The unrealized portion of any gains or losses on derivatives instruments is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The interest rate swaps relate to specific debt facilities and gains and losses are allocated in the same manner as interest expense. Amounts relating to the convertible debentures are reported in the corporate segment.

The results of operations and assets for these segments are as follows:

	Year ended December 31, 2011
	Algonquin Power			Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	South	West	Total
Revenue
Non-regulated energy sales	$87,566	$46,666	$134,232	$—	$—	$—	$—	$134,232
Regulated energy sales and distribution	—	—	—	—	77,368	77,368	—	77,368
Waste disposal fees	—	16,406	16,406	—	—	—	—	16,406
Regulated water reclamation and distribution	—	—	—	44,989	—	44,989	—	44,989
Other revenue	2,291	1,352	3,643	—	—	—	—	3,643

Total revenue	89,857	64,424	154,281	44,989	77,368	122,357	—	276,638

Operating expenses	29,802	44,485	74,287	22,720	62,511	85,231	38	159,556

	60,055	19,939	79,994	22,269	14,857	37,126	(38)	117,082

Depreciation of property, plant and equipment	(16,903)	(10,684)	(27,587)	(7,993)	(3,813)	(11,806)	—	(39,393)
Amortization of intangible assets	(3,007)	(2,735)	(5,742)	(691)	—	(691)	—	(6,433)
Administration expenses	(10,719)	(700)	(11,419)	(342)	(798)	(1,140)	(4,975)	(17,534)
Write down of long-lived assets	(2,032)	(13,430)	(15,462)	(1,058)	—	(1,058)	—	(16,520)
Gain on foreign exchange	—	—	—	—	—	—	652	652
Interest expense	(8,128)	(1,688)	(9,816)	(5,189)	(4,526)	(9,715)	(10,910)	(30,441)
Interest, dividend and other income	2,143	(6)	2,137	488	—	488	3,034	5,659
Acquisition related costs	—	—	—	(2,301)	(466)	(2,767)	(198)	(2,965)
Loss on derivative financial instruments	(1,068)	—	(1,068)	—	—	—	(4,776)	(5,844)

Earnings / (loss) before income taxes	$20,341	$(9,304)	$11,037	$5,183	$5,254	$10,437	$(17,211)	$4,263

Property, plant and equipment	$423,884	155,507	579,391	208,073	158,492	366,565	—	945,956
Intangible assets	25,863	7,088	32,951	—	22,318	22,318	—	55,269
Total assets	482,543	176,269	658,812	252,514	188,399	440,913	182,863	1,282,588
Capital expenditures	25,610	13,601	39,211	10,906	10,261	21,167	367	60,745
Acquisition of operating entities	—	—	—	1,253	98,805	100,058	—	100,058

	Year ended December 31, 2010
	Algonquin Power			Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	South	West	Total
Revenue
Non regulated energy sales	$80,117	$49,860	$129,977	$—	$—	$—	$—	$129,977
Waste disposal fees	—	9,039	9,039	—	—	—	—	9,039
Water reclamation and distribution	—	—	—	38,011	—	38,011	—	38,011
Other revenue	2,122	1,209	3,331	—	—	—	—	3,331

Total revenue	82,239	60,108	142,347	38,011	—	38,011	—	180,358

Operating expenses	29,481	43,817	73,298	22,199	—	22,199	—	95,497

	52,758	16,291	69,049	15,812	—	15,812	—	84,861

Depreciation of property, plant and equipment	(17,233)	(11,243)	(28,476)	(7,820)	—	(7,820)	(175)	(36,471)
Amortization of intangible assets	(6,670)	(2,774)	(9,444)	(700)	—	(700)	—	(10,144)
Administration expenses	(4,674)	(1,825)	(6,499)	(1,890)	—	(1,890)	(6,497)	(14,886)
Write down of long-lived assets	(1,836)	(656)	(2,492)	—	—	—	—	(2,492)
Foreign exchange gain	—	—	—	—	—	—	528	528
Interest expense	(7,742)	(770)	(8,512)	(1,911)	—	(1,911)	(14,416)	(24,839)
Interest, dividend and other income	783	633	1,416	149	—	149	3,599	5,164
Acquisition related costs	—	—	—	—	—	—	(3,015)	(3,015)
Loss on derivative financial instruments	(5,486)	—	(5,486)	—	—	—	4,383	(1,103)

Earnings / (loss) before income taxes	9,900	(344)	9,556	3,640	—	3,640	(15,593)	(2,397)

Property, plant and equipment	$412,159	$149,837	$561,996	$199,251	—	$199,251	$493	$761,740
Intangible assets	28,287	23,104	51,391	22,495	—	22,495	—	73,886
Total assets	467,589	194,906	662,495	237,513	—	237,513	116,941	1,016,949
Capital expenditures	2,331	11,554	13,885	6,644	—	6,644	260	20,789
Acquisition of operating entities	40,281	—	40,281	2,120	1,996	4,116	—	44,397

All energy sales are earned from contracts with large public utilities. The following utilities contributed more than 10% of these total revenues in either 2011 or 2010: Hydro Québec 17% (2010 - 14%), Pacific Gas and Electric 11% (2010 - 10%), Manitoba Hydro 16% (2010 – 15%), and AES 15% (2010 - 18%). The Company has mitigated its credit risk to the extent possible by selling energy to these large utilities in various North American locations.

APUC and its subsidiaries operate in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2011	2010
Revenue
Canada	$88,900	$72,360
United States	187,738	107,998

	$276,638	$180,358
Property, plant and equipment
Canada	$474,094	$464,783
United States	471,862	296,957

	$945,956	$761,740
Intangible assets
Canada	$25,863	$43,305
United States	29,406	30,581

	$55,269	$73,886
Other assets
Canada	$3,577	$1,415
United States	—	1,940

	$3,577	$3,355

Revenues are attributed to the two countries based on the location of the underlying generating and utility facilities.